Related Party Transactions (Details Narrative) - USD ($)																			3 Months Ended		12 Months Ended
	Apr. 28, 2025	Feb. 26, 2025	Jan. 29, 2025	Jan. 25, 2025	Jan. 10, 2025	Nov. 09, 2024	Aug. 23, 2024	Jul. 05, 2024	Jun. 28, 2024	May 20, 2024	May 01, 2024	Apr. 03, 2024	Feb. 21, 2024	Feb. 13, 2024	Jan. 29, 2024	Jan. 25, 2024	Jan. 23, 2024	Jul. 17, 2023	Apr. 30, 2025	Apr. 30, 2024	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Feb. 12, 2024
Related Party Transaction [Line Items]
Proceeds from notes payable, related party																				$ 285,000	$ 467,000	$ 285,000
Related party debt paid																					$ 25,000	$ 8,157
Sale of stock number of shares																					1
Fair value of warrants																		$ 7,915			$ 38,424
Share price																		$ 0.0637			$ 0.11
Warrants expiration period																		3 years	1 year 7 months 13 days		3 years
Fair value stock price			$ 0.125				$ 0.226		$ 0.226						$ 0.125		$ 0.0376	$ 0.0637	$ 0.1157		$ 0.11
Exercise price			$ 0.12				$ 0.226		$ 0.226						$ 0.12		$ 0.036	$ 0.0588			$ 0.11
Term			6 years 3 months 18 days				6 years 3 months 18 days		10 years						6 years 3 months 18 days		10 years	3 years			3 years	3 years
Volatility			194.00%				191.00%		178.00%						194.00%		178.00%	165.00%			170.00%
Discount rate, minimum			4.44%				3.71%		4.36%						4.44%		4.14%	4.34%			4.46%
Dividend yield			0.00%				0.00%		0.00%						0.00%		0.00%	0.00%			0.00%	0.00%
Gain (loss) on settlement of liabilities																			$ 143,373		$ 46,346	$ (56,000)
Proceeds from notes payable																							$ 50,000
Increase in promissory note																						86,579
Interest rate																					10.00%
Maturity date																					Jan. 31, 2024
Shares issued for cash, net, shares													70,002					476,338
Cash proceeds																		$ 20,000	$ 91,840		$ 90,919
Volatility, minimum																						164.00%
Volatility, maximum																						166.00%
Discount rate minimum																						4.23%
Discount rate maximum																						4.82%
Number of options, granted																			20,000		2,881,738	2,745,000
Weighted average exercise price per share, granted																			$ 0.10		$ 0.14	$ 0.11
Stock options exercised													75,000								75,000
Minimum [Member]
Related Party Transaction [Line Items]
Share price																						$ 0.144
Fair value stock price																						0.04
Exercise price																						0.0419
Maximum [Member]
Related Party Transaction [Line Items]
Share price																						0.262
Fair value stock price																						0.0637
Exercise price																						$ 0.0753
Related Party [Member]
Related Party Transaction [Line Items]
Proceeds from notes payable, related party																			$ 75,000		$ 354,693
Related party debt paid																					25,000
Advance related party balance																			280,000		205,000
Maturity date								Jul. 05, 2025		May 20, 2025	May 01, 2025	Apr. 03, 2025		Feb. 13, 2025
Notes payable to related party																			473,175		721,598	326,828
Promissory note, face value								$ 70,000		$ 67,000	$ 45,000	$ 75,000		$ 210,000
Interest rate								10.00%		10.00%	10.00%	10.00%		10.00%
Brett Gross [Member]
Related Party Transaction [Line Items]
Related party debt paid																					55,000
Recourse loan																								$ 16,750
Accrued interest																								$ 480
Notes payable to related party																			4,598		4,598	76,828
Director [Member]
Related Party Transaction [Line Items]
Sale of stock number of shares		1
Share price		$ 0.09
Warrants expiration period		3 years
Gain (loss) on settlement of liabilities		$ 143,373
Maturity date				Jan. 25, 2025												Jan. 25, 2025
Accrued interest		$ 27,260
Promissory note, face value				$ 250,000												$ 250,000
Interest rate				10.00%												10.00%
Issuance of shares		3,080,670
Proceeds from notes payable		$ 250,000
Patricia Madaris [Member]
Related Party Transaction [Line Items]
Accrued unpaid vacation																			4,638		938
Private Placement [Member]
Related Party Transaction [Line Items]
Shares issued					1,133,574
Gain (loss) on settlement of liabilities																			$ 143,373
Issuance of shares																			3,080,670
Private Placement [Member] | Director [Member]
Related Party Transaction [Line Items]
Accrued interest																			$ 27,260
Proceeds from notes payable																			250,000
Chairman [Member]
Related Party Transaction [Line Items]
Proceeds from notes payable, related party	$ 75,000																				230,000
Related party debt paid																					25,000
Patricia Madaris [Member]
Related Party Transaction [Line Items]
Proceeds from notes payable, related party																					$ 124,693
Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Fair value of warrants																						$ 288,072
Shares issued for cash, net, shares																						23,521,147
Cash proceeds																						$ 970,000
Payments to acquire equipment																						$ 1,908
Board of Directors Chairman [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Shares issued for cash, net, shares						250,000
Cash proceeds						$ 8,162
Issuance of services						$ 1,363
Board of Directors Chairman [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Cash proceeds																			49,142
Board of Directors [Member]
Related Party Transaction [Line Items]
Proceeds from notes payable, related party																			$ 49,142
Sale of stock number of shares																			1
Fair value of warrants																			$ 14,486
Share price																			$ 0.09
Warrants expiration period																			3 years
Number of options, granted			1,866,667				75,000		337,501						1,866,667		600,000		546,021
Options expiration period									10 years						10 years		10 years
Weighted average exercise price per share, granted									$ 0.226						$ 0.12		$ 0.036
Issuance of vested option percentage																	25.00%
Total fair value of options vested upon issuance									$ 76,275						$ 233,333		$ 225,720
Board [Member]
Related Party Transaction [Line Items]
Number of options, granted							75,000
Options expiration period							10 years
Weighted average exercise price per share, granted							$ 0.16
Total fair value of options vested upon issuance							$ 12,337